Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		GAAP Net Income (Loss) ($ Millions)	Managed Sales Revenue ($ Millions)(5)
							TSR ($)	Peer Group TSR ($)
2023	21,976,020	17,875,236	15,757,509	18,518,864	6,321,622	5,564,948	114.04	118.87	167.6	2,241
2022	18,351,880	—	34,379,532	—	6,114,555	10,821,939	122.40	113.65	141.6	1,914
2021	18,262,538	—	18,390,254	—	5,510,297	5,670,256	104.49	126.45	(64.1)	1,655
2020	18,146,399	—	22,341,893	—	5,195,953	4,752,027	103.71	126.42	854	1,664

Company Selected Measure Name			Managed Sales Revenue
Named Executive Officers, Footnote	Jean-Jacques Bienaimé was our PEO for each year presented until November 30, 2023 (PEO 1), and Alexander Hardy has been our PEO since December 1, 2023 (PEO 2). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Brian R. Mueller	Brian R. Mueller	Brian R. Mueller	Brian R. Mueller
Jeff Ajer	Jeff Ajer	Jeff Ajer	Jeff Ajer
Henry J. Fuchs, M.D.	Henry J. Fuchs, M.D.	Henry J. Fuchs, M.D.	Henry J. Fuchs, M.D.
C. Greg Guyer, Ph.D.	C. Greg Guyer, Ph.D.	G. Eric Davis	C. Greg Guyer, Ph.D.
Robert A. Baffi, Ph.D.
Daniel Spiegelman

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock Awards and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2023	21,976,020	(18,320,600)	12,102,089	15,757,509

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2023	17,875,236	(16,870,403)	17,514,031	18,518,864

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,321,622	(5,145,816)	4,389,142	5,564,948
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Total - Inclusion of Equity Values for PEO 1 ($)
2023	14,131,609	1,391,700	(3,421,220)	—	12,102,089

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2023	17,514,031	—	—	—	17,514,031

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	5,096,138	180,716	(887,712)	—	4,389,142

Non-PEO NEO Average Total Compensation Amount			$ 6,321,622	$ 6,114,555	$ 5,510,297	$ 5,195,953
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,564,948	10,821,939	5,670,256	4,752,027
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock Awards and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2023	21,976,020	(18,320,600)	12,102,089	15,757,509

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2023	17,875,236	(16,870,403)	17,514,031	18,518,864

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,321,622	(5,145,816)	4,389,142	5,564,948
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Total - Inclusion of Equity Values for PEO 1 ($)
2023	14,131,609	1,391,700	(3,421,220)	—	12,102,089

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2023	17,514,031	—	—	—	17,514,031

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	5,096,138	180,716	(887,712)	—	4,389,142

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between Compensation Actually Paid, Company Total Shareholder Return (TSR), and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

■	PEO 1 Compensation Actually Paid	■	PEO 2 Compensation Actually Paid	■	Average Non-PEO NEO Compensation Actually Paid	Biomarin TSR	Nasdaq Biotechnology Index TSR

Compensation Actually Paid vs. Net Income
Description of Relationship Between Compensation Actually Paid and GAAP Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our GAAP Net Income (Loss) during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus GAAP Net Income (Loss)

■	PEO 1 Compensation Actually Paid	■	PEO 2 Compensation Actually Paid	■	Average Non-PEO NEO Compensation Actually Paid	GAAP Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between Compensation Actually Paid and Managed Sales Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Managed Sale Revenue ($ in Millions) during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Managed Sales Revenue

■	PEO 1 Compensation Actually Paid	■	PEO 2 Compensation Actually Paid	■	Average Non-PEO NEO Compensation Actually Paid	Managed Sales Revenue

Tabular List, Table

Managed Sales Revenue
Core Operating Margin
Relative TSR
Non-GAAP Income
Number of Product Regulatory Approvals by the FDA and EMA and IND/CTAs submitted to the FDA and EMA
Number of Development Programs that Achieve Proofs of Concept or Meet Clinical Milestones

Total Shareholder Return Amount			$ 114.04	122.40	104.49	103.71
Peer Group Total Shareholder Return Amount			118.87	113.65	126.45	126.42
Net Income (Loss)			$ 167,600,000	$ 141,600,000	$ (64,100,000)	$ 854,000,000
Company Selected Measure Amount			2,241,000,000	1,914,000,000	1,655,000,000	1,664,000,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name			Managed Sales Revenue
Non-GAAP Measure Description			We determined Managed Sales Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. See footnote (2) to “2023 Program Goals and Results” table set forth in the CD&A of this Proxy Statement for a description of how this performance measure is derived from our GAAP financial reporting. This measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name			Core Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			Non-GAAP Income
Measure:: 5
Pay vs Performance Disclosure
Name			Number of Product Regulatory Approvals by the FDA and EMA and IND/CTAs submitted to the FDA and EMA
Measure:: 6
Pay vs Performance Disclosure
Name			Number of Development Programs that Achieve Proofs of Concept or Meet Clinical Milestones
Jean-Jacques Bienaimé [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 21,976,020	$ 18,351,880	$ 18,262,538	$ 18,146,399
PEO Actually Paid Compensation Amount			15,757,509	$ 34,379,532	$ 18,390,254	$ 22,341,893
PEO Name		Jean-Jacques Bienaimé
Alexander Hardy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			17,875,236
PEO Actually Paid Compensation Amount			18,518,864
PEO Name	Alexander Hardy
PEO | Jean-Jacques Bienaimé [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,320,600)
PEO | Jean-Jacques Bienaimé [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,102,089
PEO | Jean-Jacques Bienaimé [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			14,131,609
PEO | Jean-Jacques Bienaimé [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			1,391,700
PEO | Jean-Jacques Bienaimé [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(3,421,220)
PEO | Jean-Jacques Bienaimé [Member] | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Alexander Hardy [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,870,403)
PEO | Alexander Hardy [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,514,031
PEO | Alexander Hardy [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			17,514,031
PEO | Alexander Hardy [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Alexander Hardy [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Alexander Hardy [Member] | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,145,816)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,389,142
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			5,096,138
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			180,716
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(887,712)
Non-PEO NEO | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			$ 0